ACCOUNTS PAYABLE	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

8. ACCOUNTS PAYABLE

As of March 31, 2025 and June 30, 2024, the balance of accounts payable was $296,024 and $98,200, respectively, and related primarily to expenses relating to professional services, construction, SEC filings, outstanding legal expenses and share transfer expenses.

7. ACCOUNTS PAYABLE

As of June 30, 2024, and 2023, the balance of accounts payable was $98,200 and $44,859, respectively, and related primarily to expenses relating to SEC filings, outstanding legal expenses and share transfer expenses.